Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-based compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Cost of revenues	$755	$1,196	$2,616
Sales and marketing	1,583	3,209	5,357
Product development	4,392	10,210	15,076
General and administrative	7,049	11,784	13,853

	$13,779	$26,399	$36,902

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2013	4,648
Addition	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738
Addition	21,684
Granted*	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217
Addition	—
Granted*	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878

*             In 2014, 3.0 million restricted share units and no options were granted under the 2014 Plan. In 2015, 4.9 million restricted share units and no options were granted under the 2014 Plan. In 2016, 1.9 million restricted share units and no options were granted under the 2014 Plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	$—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	$—

December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	$—
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22
Repurchased	—	$—

December 31, 2015	6,303	$1.26	2.4	$114,975
Granted	—	$—
Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37
Repurchased	—	$—

December 31, 2016	2,587	$1.41	1.6	$101,403

Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473

Vested and expected to vest as of December 31, 2016	2,572	$1.40	1.6	$100,819
Exercisable as of December 31, 2016	2,433	$1.28	1.4	$95,678

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2015
$0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$0.96 - $1.80	406	$1.24	406	$1.24	2.3
$3.25 - $3.36	682	$3.32	519	$3.33	3.5
$3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

As of December 31, 2016
$0.36 - $0.41	1,639	$0.36	1,639	$0.36	0.7
$0.96 - $1.80	79	$0.97	79	$0.97	1.2
$3.25 - $3.36	341	$3.33	338	$3.33	2.5
$3.43 - $3.50	528	$3.48	377	$3.48	3.7

	2,587	$1.41	2,433	$1.28	1.6

Performance-based restricted share units
Stock-based compensation
Summary of restricted share unit activities
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2015	—	$—
Awarded	111	$27.00
Cancelled	(3)	$27.00

December 31, 2016	108	$27.00

Service-based restricted share units
Stock-based compensation
Summary of restricted share unit activities

	Shares Granted	Weighted- Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

December 31, 2016	5,458	$17.23